INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory federal tax rate	21.00%	21.00%
State taxes, net of federal benefit	6.99%	8.40%
Valuation allowance	(27.70%)	(29.40%)
Provision for income taxes	0.30%	0.00%